Submission	Aug. 05, 2026
Submission [Line Items]
Central Index Key	0001455863
Registrant Name	AMERICOLD REALTY TRUST
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES